Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss (Details) - Swap Transaction [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total other comprehensive loss	$ (2,261)	$ 0	$ 0
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on cash flow hedges	$ (2,261)	$ 0	$ 0